Details of Significant Accounts - Property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 289
Additions	170
Depreciation expense	(114)	$ (127)
Closing net book amount	345
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,169
Closing net book amount	1,337
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(880)
Closing net book amount	(992)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	51
Additions	114
Depreciation expense	(52)
Closing net book amount	113
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	521
Closing net book amount	635
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(470)
Closing net book amount	(522)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	220
Additions	52
Depreciation expense	(56)
Closing net book amount	216
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	602
Closing net book amount	652
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(382)
Closing net book amount	(436)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	18
Additions	4
Depreciation expense	(6)
Closing net book amount	16
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	46
Closing net book amount	50
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(28)
Closing net book amount	$ (34)